NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 287                                                       938


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 7, 1997
5.14 - 5.35%
ESTIMATED LONG-TERM RETURN:
5.18 - 5.45%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $4,000,000 in 40,000 units
Average Life    25.4 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.30 to $97.34 depending on the purchase amount
Cusip           67065A 520 monthly payment plan
Numbers         67065A 538 quarterly payment plan
                67065A 546 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-19                                            21.9%
2020-21                                            15.0%
2022-23                                            33.7%
2024-25                                            14.4%
2026+                                              15.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 05/06/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.14%
     Tax Equivalent Yield                          8.86%

Treasury Bonds
     Yield                                         6.87%
     Tax Equivalent Yield                          7.57%

Corporate Bonds
     Yield                   7.72%

 *COMPARES TRUST AS OF 05/06/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/05/97. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   600,000  California Health Facilities Financing Authority, Insured Hospital Revenue  2006 at 102  AAA   Aaa
              Refunding Bonds (Children's Hospital-San Diego), Series 1996, 5.375% Due
              7/1/20.
     350,000  State Public Works Board of the State of California, Lease Revenue          2006 at 102  AAA   Aaa
              Refunding Bonds (Department of Corrections), 1996 Series B, California
              State Prison-Monterey County (Soledad II), 5.625% Due 11/1/19.
     600,000  State of California, Department of Water Resources, Central Valley Project,  2006 at 101 AAA   Aaa
              Water System Revenue Bonds, Series Q, 5.375% Due 12/1/27.                       1/2
     600,000  City of Modesto, California, Wastewater Treatment Facility Revenue Bonds,   2007 at 101  AAA   Aaa
              Series 1997, 5.75% Due 11/1/22.
     150,000  Mountain View-Los Altos Union High School District (County of Santa Clara,  No Optional  AAA   Aaa
              California), 1995 General Obligation Bonds, Series C, 0.00% Due 5/1/22.         Call
              (Original issue discount bonds will be delivered on or about May 8, 1997 at a price of 22.289% of principal amount.)(When issued.)
     525,000  City of Oakland (California), General Obligation Bonds (Series 1997C,       2006 at 102  AAA   Aaa
              Measure K), 5.80% Due 12/15/19.
     575,000  Airports Commission, City and County of San Francisco, California, San      2006 at 101  AAA   Aaa
              Francisco International Airport, Second Series Revenue Bonds, Issue 12B,
              5.65% Due 5/1/24.
     600,000  Y/S School Facilities Financing Authority (California), 1997 Sweetwater     2005 at 102  AAA   Aaa
              Special Tax Revenue Bonds, Series A (Rancho Del Rey Middle School), 5.75%
              Due 9/1/22.
 ----------------------------------------------------------------------------------------------------------------
 $ 4,000,000  TOTAL         8 BONDS FROM CALIFORNIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/06/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.30     4.90 %      5.14%   5.18%   5.17%   5.21%   5.19%   5.23 %
 500 / $50,000              100.15     4.75        5.15    5.19    5.18    5.22    5.20    5.24
 1,000 / $100,000            99.89     4.50        5.16    5.21    5.20    5.24    5.21    5.26
 2,500 / $250,000            99.62     4.25        5.18    5.23    5.21    5.26    5.23    5.28
 5,000 / $500,000            98.85     3.50        5.22    5.29    5.25    5.32    5.27    5.34
 10,000 / $1,000,000         98.34     3.00        5.24    5.33    5.28    5.36    5.30    5.38
 25,000 / $2,500,000         97.84     2.50        5.27    5.37    5.30    5.40    5.32    5.42
 50,000 / $5,000,000         97.34     2.00        5.30    5.40    5.33    5.43    5.35    5.45

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         5.14  % 7.85%   8.22%   8.86%      9.35 %
         5.15    7.86    8.24    8.88       9.36
         5.16    7.88    8.26    8.90       9.38
         5.18    7.91    8.29    8.93       9.42
         5.22    7.97    8.35    9.00       9.49
         5.24    8.00    8.38    9.03       9.53
         5.27    8.05    8.43    9.09       9.58
         5.30    8.09    8.48    9.14       9.64

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .3436
 Monthly plan            7/15/97       .4296   $ 5.1573
 Quarterly plan          8/15/97       .8646
                        11/15/97      1.2969     5.1893
 Semi-annual plan       11/15/97      2.1690
                         5/15/98      2.6028     5.2083
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.37 =  99.631
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/06/97)        interest
 99.631       X   $5.1573        =   $513.83
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW JERSEY                                                         NUVEEN
INSURED UNIT TRUST 219                                                       938


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 7, 1997
5.11 - 5.31%
ESTIMATED LONG-TERM RETURN:
5.13 - 5.40%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.4 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.89 to $97.91 depending on the purchase amount
Cusip           6706LA 829 monthly payment plan
Numbers         6706LA 837 quarterly payment plan
                6706LA 845 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2019-20                                            14.3%
2021-22                                            11.4%
2023-24                                             7.1%
2025-26                                            52.9%
2027+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 05/06/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.11%
     Tax Equivalent Yield                          8.52%

Treasury Bonds
     Yield                                         6.87%
     Tax Equivalent Yield                          7.34%

Corporate Bonds
     Yield                   7.72%

 *COMPARES TRUST AS OF 05/06/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/05/97. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW JERSEY INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   400,000  New Jersey Educational Facilities Authority, Revenue Bonds, University of   2005 at 101  AAA   Aaa
              Medicine and Dentistry of New Jersey Issue, Series 1995 B, 5.25% Due
              12/1/21.
     500,000  New Jersey Educational Facilities Authority, Seton Hall University Project  2006 at 101  AAA   Aaa
              Revenue Refunding Bonds, 1996 Series, Project E, 5.625% Due 7/1/19.
     500,000  New Jersey Health Care Facilities Financing Authority, Shoreline Behavioral  2007 at 102 AAA   Aaa
              Health Center, Series 1997, Revenue Refunding Bonds, 5.50% Due 7/1/27.
     500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2006 at 101  AAA   Aaa
              Hundred Fourth Series, 4.75% Due 1/15/26. (Original issue discount bonds delivered on or about February 14, 1996 at a price of 91.788% of principal amount.)
     500,000  The Delaware River and Bay Authority (Delaware and New Jersey), Revenue     2006 at 102  AAA   Aaa
              Bonds, Series 1996, 5.25% Due 1/1/26.
     350,000  Delaware River Port Authority (New Jersey and Pennsylvania), Revenue Bonds,  2006 at 102 AAA   Aaa
              Series of 1995, 5.50% Due 1/1/26.
     250,000  Gloucester County Utilities Authority, New Jersey, Sewer Revenue Refunding  2006 at 101  AAA   Aaa
              Bonds, 1996 Series, 5.45% Due 1/1/24. (General Obligation Bonds.)
     500,000  The Board of Education of the Township of Middletown in the County of       2007 at 100  AAA   Aaa
              Monmouth, New Jersey, School Bonds, 5.85% Due 8/1/26. (General Obligation
              Bonds.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM NEW JERSEY.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/06/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.89     4.90 %      5.11%   5.13%   5.14%   5.17%   5.16%   5.19 %
 500 / $50,000              100.73     4.75        5.11    5.13    5.15    5.17    5.17    5.19
 1,000 / $100,000           100.47     4.50        5.13    5.16    5.16    5.20    5.18    5.22
 2,500 / $250,000           100.21     4.25        5.14    5.17    5.17    5.21    5.19    5.23
 5,000 / $500,000            99.43     3.50        5.18    5.23    5.21    5.27    5.23    5.29
 10,000 / $1,000,000         98.92     3.00        5.21    5.27    5.24    5.31    5.26    5.33
 25,000 / $2,500,000         98.41     2.50        5.24    5.30    5.27    5.34    5.29    5.36
 50,000 / $5,000,000         97.91     2.00        5.26    5.34    5.29    5.38    5.31    5.40

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.5%   40.0%      43.5%
         5.11  % 7.51%   7.92%   8.52%      9.04 %
         5.11    7.51    7.92    8.52       9.04
         5.13    7.54    7.95    8.55       9.08
         5.14    7.56    7.97    8.57       9.10
         5.18    7.62    8.03    8.63       9.17
         5.21    7.66    8.08    8.68       9.22
         5.24    7.71    8.12    8.73       9.27
         5.26    7.74    8.16    8.77       9.31

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .3434
 Monthly plan            7/15/97       .4293   $ 5.1520
 Quarterly plan          8/15/97       .8634
                        11/15/97      1.2951     5.1840
 Semi-annual plan       11/15/97      2.1675
                         5/15/98      2.6010     5.2030
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.96 =  99.049
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/06/97)        interest
 99.049       X   $5.1520        =   $510.30
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)